UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2012
Check here if Amendment [ ]; Amendment Number:
This Amendment (Check only one.):  [ ] is a reinstatement.
							[   ] adds new holding entries.

Institutional Investment Manager Filing this Report:
Name:	Georgia Bennicas DBA Bennicas and Associates
Address:	2995 Woodside Road
		Suite 250
		Woodside, CA  94062
13F File Number:	28-6984

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:
Name:	Georgia Bennicas DBA Bennicas and Associates
Title:	Principal
Phone:	650-851-4601
Signature, Place, and Date of Signing:
	Georgia Bennicas	Woodside, California	July 19, 2012

Report Type (Check only one.):
[ X ]	13F HOLDINGS REPORT.
[   ]	13F NOTICE.
[   ] 13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:	n/a

I am signing this report as required by the Securities Exchange Act of 1934.

					FORM 13F SUMMARY PAGE

REPORT SUMMARY:
Number of Other Included Managers:			0
Form 13F Information Table Entry Total:		89
Form 13F Information Table Value Total:		$158,938




                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ARM Holdings plc               COM              042068106     1285    54000 SH       Sole                    54000
AT&T Corp. (New)               COM              00206R102     2565    71918 SH       Sole                    71334               584
Abbott Laboratories            COM              002824100     1846    28635 SH       Sole                    28635
Annaly Mortgage Management, In COM              035710409     1634    97400 SH       Sole                    97400
Apple Computer                 COM              037833100      406      695 SH       Sole                      695
BRE Properties                 COM              05564E106     2336    46697 SH       Sole                    46097               600
Bristol-Myers Squibb           COM              110122108     2452    68192 SH       Sole                    67492               700
Bunge Ltd.                     COM              G16962105     1702    27134 SH       Sole                    27134
CSX Corp.                      COM              126408103      233    10400 SH       Sole                    10400
Chevron Corporation (fmly. Che COM              166764100     4103    38887 SH       Sole                    38587               300
Clorox Co.                     COM              189054109     3729    51465 SH       Sole                    51465
Coca-Cola                      COM              191216100      240     3073 SH       Sole                     3073
ConocoPhillips                 COM              20825C104     1598    28595 SH       Sole                    28595
Consolidated Edison, Inc.      COM              209115104      261     4200 SH       Sole                     4200
Copart Inc.                    COM              217204106     1283    54150 SH       Sole                    54150
Cypress Semiconductor          COM              232806109      195    14750 SH       Sole                    14750
DNP Select Income Fund (fmly.  COM              23325p104     1231   110719 SH       Sole                   110719
Du Pont                        COM              263534109     2501    49455 SH       Sole                    49455
Duke Energy                    COM              264399106      392    17000 SH       Sole                    17000
Duke-Weeks Realty Corp.        COM              264411505      231    15800 SH       Sole                    15000               800
Edison International (formerly COM              281020107      268     5802 SH       Sole                     5802
Elements Rogers International  COM              870297801      526    65500 SH       Sole                    65500
ExxonMobil                     COM              30231g102      662     7740 SH       Sole                     7740
Frontier Communications        COM              35906a108      310    81035 SH       Sole                    81035
General Electric               COM              369604103      894    42900 SH       Sole                    42900
GlaxoSmithKline PLC            COM              37733W105     1935    42458 SH       Sole                    41958               500
GreenHaven Continuous Commodit COM              395258106     1137    40100 SH       Sole                    39600               500
HCP, Inc.                      COM              40414L109     1726    39100 SH       Sole                    39100
Hawaiian Electric              COM              419870100     2704    94800 SH       Sole                    94800
Healthcare Realty Trust        COM              421946104      203     8500 SH       Sole                     8500
Heinz (H.J.)                   COM              423074103     2032    37375 SH       Sole                    37075               300
Intel Corp.                    COM              458140100     3547   133107 SH       Sole                   133107
International Business Machine COM              459200101     1827     9339 SH       Sole                     9339
Johnson & Johnson              COM              478160104     1841    27250 SH       Sole                    27250
Kimberly-Clark                 COM              494368103     2036    24300 SH       Sole                    24300
Leggett & Platt, Inc.          COM              524660107      657    31100 SH       Sole                    31100
Lilly, Eli                     COM              532457108     1702    39660 SH       Sole                    39660
Merck & Co.                    COM              589331107     4404   105475 SH       Sole                   104475              1000
Microchip Technology, Inc.     COM              595017104     2334    70550 SH       Sole                    70550
Microsoft                      COM              594918104     2263    73966 SH       Sole                    73166               800
Mosaic Company (The)           COM              61945C103      575    10500 SH       Sole                    10500
Oracle Corp.                   COM              68389X105     1050    35367 SH       Sole                    35367
PG&E Corporation               COM              69331C108      930    20542 SH       Sole                    20542
PPG Industries                 COM              693506107      393     3700 SH       Sole                     3700
Pepco Holdings, Inc.           COM              737679100     1245    63600 SH       Sole                    63600
Pepsico Inc.                   COM              713448108     1671    23643 SH       Sole                    23343               300
Pfizer Inc.                    COM              717081103     1273    55336 SH       Sole                    55336
Phillips 66                    COM              718546104      465    13997 SH       Sole                    13997
Pitney Bowes, Inc.             COM              724479100      169    11300 SH       Sole                    11300
Plum Creek Timber Company, Inc COM              729251108     1960    49367 SH       Sole                    48867               500
Potash Corp. of Saskatche      COM              73755L107      463    10600 SH       Sole                    10600
Procter & Gamble               COM              742718109    12677   206969 SH       Sole                   206669               300
Rayonier Inc.                  COM              754907103     1708    38037 SH       Sole                    37587               450
Realty Income Corp.            COM              756109104      343     8200 SH       Sole                     8200
Safeguard Scientifics          COM              786449108      172    11133 SH       Sole                    11133
Sanofi-Aventis SA              COM              80105N105     1558    41234 SH       Sole                    41234
Southern Company               COM              842587107     2553    55150 SH       Sole                    55150
Statoil ASA                    COM              85771p102     1341    56223 SH       Sole                    56223
Telefonica de Espana S.A. ADR  COM              879382208      289    22076 SH       Sole                    22076
TransCanada PL                 COM              89353D107     2777    66284 SH       Sole                    65984               300
Unilever PLC                   COM              904767704     1802    53410 SH       Sole                    53410
Union Pacific Corp.            COM              907818108      297     2490 SH       Sole                     2490
United States Commodity Index  COM              911717106     2170    37650 SH       Sole                    37650
United Technologies            COM              913017109     1503    19901 SH       Sole                    19901
Verizon Corporation            COM              92343V104     1636    36820 SH       Sole                    36820
iShares Barclay Aggregate Bond COM              464287226      394     3540 SH       Sole                     3540
ASA (Bermuda) Limited          COM              G3156P103     3844   172450 SH       Sole                   170950              1500
AngloGold Ashanti Ltd.         COM              035128206     1757    51175 SH       Sole                    51175
BHP Billiton Ltd.              COM              088606108      477     7300 SH       Sole                     7300
Barrick Gold Corporation       COM              067901108     1743    46400 SH       Sole                    46400
Central Fund of Canada Ltd.    COM              153501101     6678   337425 SH       Sole                   337425
Freeport McMoRan Copper & Gold COM              35671D857     1512    44393 SH       Sole                    44393
Goldcorp, Inc.                 COM              380956409     5983   159218 SH       Sole                   157718              1500
Hecla Mining                   COM              422704106      615   129450 SH       Sole                   129450
IAMGOLD Corporation            COM              450913108     2296   194600 SH       Sole                   194600
Kinross Gold Corporation       COM              496902404     1688   207150 SH       Sole                   207150
Market Vectors Junior Gold Min COM              57060U589     1047    54500 SH       Sole                    54500
Newmont Mining                 COM              651639106     6128   126318 SH       Sole                   125318              1000
Pan American Silver Corp.      COM              697900108     1981   117375 SH       Sole                   117375
Silver Wheaton Corp.           COM              828336107     3775   140650 SH       Sole                   140650
Sprott Physical Gold Trust ETF COM              85207H104     3598   260925 SH       Sole                   260425               500
Sprott Physical Silver Trust E COM              852075107      370    31950 SH       Sole                    31950
Yamana Gold, Inc.              COM              98462Y100     4366   283525 SH       Sole                   283525
iShares Comex Gold Trust       COM              464285105      202    13000 SH       Sole                    13000
GAMCO Global Gold 6.625% Pfd.  PFD              36465a208     1712    66850 SH       Sole                    66850
Aberdeen Asia-Pacific Income F COM              003009107     2803   366860 SH       Sole                   363360              3500
Pimco 1-5 Year U.S. TIPS Index COM              72201R205      373     7000 SH       Sole                     6700               300
Pimco Enhanced Short Maturity  COM              72201R833     1041    10300 SH       Sole                    10300
Templeton Global Income Fund   COM              880198106      302    32700 SH       Sole                    30700              2000